SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
0 1 - J u n - 0 7
Structured Asset Securities Corporation
(I.R.S. Employer Identification No.)
Not Applicable
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
01-May-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-133985-71
Commission File Number of depositor:
333-133985
(Exact name of sponsor as specified in its charter)
Lehman Brothers Holdings Inc.
(Former name, former address, if changed since last report)
No Change
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5
7 4 5 S e v e n t h A v e n u e
New York, New York
10019
(212) 526-7000
New York
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On June 25, 2007 a distribution was made to holders of Structured Adjustable Rate Mortgage Loan Trust, Series
2007-5, Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-5. The
monthly report to holders is attached as Exhibit 99.1.
Class 1-A1 [___] [___] [_X_]
Class 1-A2 [___] [___] [_X_]
Class 1-A3 [___] [___] [_X_]
Class 2-A1 [___] [___] [_X_]
Class 2-A2 [___] [___] [_X_]
Class 2-A3 [___] [___] [_X_]
Class 2-A4 [___] [___] [_X_]
Class 2-AX [___] [___] [_X_]
Class 3-A1 [___] [___] [_X_]
Class 3-A2 [___] [___] [_X_]
Class B1-II [___] [___] [_X_]
Class B2-II [___] [___] [_X_]
Class B3-II [___] [___] [_X_]
Class M-1 [___] [___] [_X_]
Class M-2 [___] [___] [_X_]
Class M-3 [___] [___] [_X_]
Class M-4 [___] [___] [_X_]
Class M-5 [___] [___] [_X_]
Class M-6 [___] [___] [_X_]
Class M-7 [___] [___] [_X_]
Class R-II [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5
Michele Olds
VP Servicer Oversight
Michele Olds
/s/ :
7/1/2007
PART II - OTHER INFORMATION
(Issuing Entity)
Aurora Loan Services LLC, as Master Servicer
EXHIBIT INDEX
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of Structured Adjustable Rate Mortgage Loan Trust, Series
2007-5, Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates,
Series 2007-5, relating to the June 25, 2007 distribution.
Item 3. Sales of Securities and Use of Proceeds.
Class
Initial Principal Balance
On May 31, 2007, the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the Securities Act):
Class C N/A
Class X $1,045,607.93
Class R-I N/A Non-Economic Tax Residual
Class B4-II $1,907,000
Class B5-II $1,526,000
Class B6-II $1,146,661
Class 1-AP $100 Prepayment Penalty Amounts
Class 2-AP $100 Prepayment Penalty Amounts
The net proceeds from the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.
Exhibit Number
Description
Exhibit 99.1
Monthly report distributed to holders of Structured Adjustable Rate Mortgage Loan Trust, Series
2007-5, Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates,
Series 2007-5, relating to the June 25, 2007 distribution.